Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2020
Basis Of Presentation [Abstract]
Schedule of restatement of prior period information

	December 31, 2018 as reported,	Foreign currency translation	December 31, 2018 restated,	Adoption of IFRS 16	January 1, 2019
	C$		US$	US$	US$
ASSETS
Current assets
Cash	21,134,930	(5,235,122)	15,899,808	—	15,899,808
Trade and other receivables	990,988	(245,468)	745,520	—	745,520
Prepaid expenses and deposits	444,099	(110,003)	334,096	—	334,096
	22,570,017	(5,590,593)	16,979,424	—	16,979,424
Non-current assets
Other investments	18,064,541	(4,474,587)	13,589,954	—	13,589,954
Right-of-use asset, net	—	—	—	183,424	183,424
Property, plant and equipment, net	12,141,676	(3,007,493)	9,134,183	—	9,134,183
	52,776,234	(13,072,673)	39,703,561	183,424	39,886,985
LIABILITIES
Current liabilities
Trade and other payables	1,743,806	(431,941)	1,311,865	—	1,311,865
Lease obligations	—	—	—	40,875	40,875
	1,743,806	(431,941)	1,311,865	40,875	1,352,740
Non-current liabilities
Lease obligations	—	—	—	142,549	142,549
	1,743,806	(431,941)	1,311,865	183,424	1,495,289
SHAREHOLDER'S EQUITY
Class A share capital	201,500	(49,912)	151,588	—	151,588
Class B share capital	67,916,302	(16,822,868)	51,093,434	—	51,093,434
Warrant reserve	4,442,145	(1,100,319)	3,341,826	—	3,341,826
Contributed surplus	4,977,300	(1,232,877)	3,744,423	—	3,744,423
Accumulated deficit	(26,504,819)	6,565,244	(19,939,575)	—	(19,939,575)
	51,032,428	(12,640,732)	38,391,696	—	38,391,696
	52,776,234	(13,072,673)	39,703,561	183,424	39,886,985